FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operational gain (loss) recognized in earnings	$ (5,254)	$ (17,633)
Payment of interest on acquisition liability note	0			$ 335
Reimbursment of acquisition liability note	0
Payment of deferred consideration	323			841
Fair Value, Inputs, Level 3 [Member]
Liability recorded upon acquisition	(104,653)				$ (50,927)
Operational gain (loss) recognized in earnings			$ (60,503)	(28,135)	18,993
Payment of interest on acquisition liability note			1,389
Reimbursment of acquisition liability note			12,000
Payment of deferred consideration			1,354
Net carrying value	(109,586)		(104,653)
Deerfield Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liability recorded upon acquisition	(6,837)			(2,600)
Interest expense recognized in earnings	(176)		(2,386)	(1,990)
Payment of royalty	39		140
Net carrying value	(6,974)		(6,837)		(2,600)
Broadfin Royalty Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liability recorded upon acquisition	(3,259)			$ (2,187)
Interest expense recognized in earnings	(83)		(1,139)
Payment of royalty	19		67
Net carrying value	$ (3,323)		$ (3,259)		$ (2,187)